INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Financial costs
Interest expenses with the Parent (Note 15)		$ (97,062)		$ (194,125)
Interest expenses	$ (6,285,004)	(3,059,671)	$ (12,344,235)	(9,994,912)
Financial commissions	(1,146,781)	(659,260)	(2,249,398)	(1,288,813)
Financial costs	(7,431,785)	(3,815,993)	(14,593,633)	(11,477,850)
Other financial results
Exchange differences generated by assets	389,238	(2,364,285)	(2,297,054)	(12,049,351)
Exchange differences generated by liabilities	(638,120)	11,339,308	256,636	21,674,845
Changes in fair value of financial assets or liabilities and other financial results	113,770	(13,576,179)	(758,646)	(13,727,825)
Net gain of inflation effect on monetary items	54,415	1,147,095	47,146	766,135
Other financial results	$ (80,697)	$ (3,454,061)	$ (2,751,918)	$ (3,336,196)